Operating Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Operating Expenses [Abstract]
Schedule of Cost of Revenue	Cost of revenue
	June 30, 2025		June 30, 2024
	USD	AED	AED

Material consumed	8,090	29,707	10,020
Direct salaries and wages	-	-	-
	8,090	29,707	10,020
Cost of revenue
	December 31, 2024		December 31, 2023	December 31, 2022
	USD	AED	AED	AED
Material consumed	15,575	57,192	173,119	-
Direct salaries and wages	-	-	116,000	-
	15,575	57,192	289,119	-

Schedule of Expenses	Administrative Expenses
	June 30, 2025		June 30, 2024
	USD	AED	AED

Employees benefit expenses	1,444,294	5,303,448	5,252,000
Accommodation expenses	52,186	191,627	170,392
Rent expenses (*)	31,206	114,590	117,573
Depreciation of property plant and equipment (note 6)	175,412	644,113	487,543
Depreciation of right of use asset (note 8)	130,968	480,915	475,543
Utilities and office expenses	52,795	193,862	256,646
Telephone expenses	10,748	39,465	36,154
Government and license fee	2,467	9,060	2,340
Transport expenses	25,462	93,497	145,254
Repairs and maintenance	13,541	49,720	67,329
Bank charges	11,300	41,491	41,547
Professional fee	338,984	1,244,745	970,768
IT expenses	47,668	175,036	236,153
Amortization (note 7)	1,972	7,242	4,118
Foreign exchange loss or gain	29,445	108,122	-
Management Fees	110,639	406,266	478,114
	2,479,087	9,103,199	8,741,474

(*)	The Company adopted IFRS 16 Leases with effect from January 1, 2019. There were no right of use assets and corresponding lease liability recognized as the lease considered as short-term lease.
Research and development cost
	June 30, 2025		June 30, 2024
	USD	AED	AED

Research and development cost	259,398	952,509	1,781,994
Profit Distribution Expense
	June 30, 2025		June 30, 2024
	USD	AED	AED

Profit distribution expense	7,989	29,337	-
Marketing
	June 30, 2025		June 30, 2024
	USD	AED	AED

Marketing expenses	427,677	1,570,429	726,740
Administrative Expenses
	December 31, 2024		December 31, 2023	December 31, 2022
	USD	AED	AED	AED
Employees benefit expenses	2,945,582	10,816,177	6,201,252	6,941,885
Accommodation expenses	97,682	358,690	153,093	162,833
Rent expenses (*)	58,878	216,200	190,225	244,983
Depreciation of property plant and equipment (note 6)	285,732	1,049,209	727,181	494,912
Depreciation of right of use asset (note 8)	267,276	981,439	845,064	817,062
Utilities and office expenses	118,071	433,557	254,235	151,707
Telephone expenses	21,303	78,226	67,440	71,088
Government and license fee	6,089	22,360	22,060	31,660
Transport expenses	55,948	205,442	116,116	125,798
Repairs and maintenance	20,164	74,042	79,122	30,038
Bank charges	18,742	68,819	57,610	21,301
Professional fee	603,584	2,216,361	1,643,733	295,888
IT expenses	132,566	486,783	194,792	338,312
Amortization (note 7)	2,759	10,131	-	294
Other expenses	-	-	-	5,224
Management Fees	377,701	1,386,914	535,617	-
	5,012,077	18,404,350	11,087,540	9,732,985

(*)	The Company adopted IFRS 16 Leases with effect from January 1, 2019. There were no right of use assets and corresponding lease liability recognized as the lease considered as short-term lease.
Research and development cost
	December 31, 2024		December 31, 2023	December 31, 2022
	USD	AED	AED	AED
Research and development cost	531,754	1,952,602	1,215,091	1,443,619
Profit Distribution Expense
	December 31, 2024		December 31, 2023	December 31, 2022
	USD	AED	AED	AED
Profit distribution expense	19,840	72,851	-	-
Marketing
	December 31, 2024		December 31, 2023	December 31, 2022
	USD	AED	AED	AED
Marketing expenses	204,682	751,591	14,333	85,751